MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price International Equity Fund
(the “Fund”)
Supplement dated April 4, 2025 to the
Prospectus dated February 1, 2025 and the
Summary Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective immediately, the following information supplements the information found under the heading Portfolio Manager(s) in the section titled Management (on page 62 of the Prospectus):
Oluwaseun Oyegunle is a Vice President and Portfolio Manager at T. Rowe Price International. He has managed the Fund since April 2025.
Wenli Zheng is a Vice President and Portfolio Manager at T. Rowe Price Hong Kong. He has managed the Fund since April 2025.
Effective immediately, the following information replaces similar information for Eric Moffett found under the heading Portfolio Manager(s) in the section titled Management (on page 62 of the Prospectus):
Eric Moffett is a Vice President and Portfolio Manager at T. Rowe Price Singapore. He has managed the Fund since April 2021. He is expected to retire from T. Rowe Price Singapore on June 30, 2025.
Effective July 1, 2025, T. Rowe Price Singapore Private Ltd. (“T. Rowe Price Singapore”) will be removed as a sub-subadviser to the Fund. The reference to T. Rowe Price Singapore will be removed from the information found under the heading Sub-subadviser(s) in the section titled Management (on page 62 of the Prospectus).
Effective July 1, 2025, the reference to T. Rowe Price Singapore will be removed from the information for T. Rowe Price Associates, Inc. found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 91 of the Prospectus.
Effective immediately, the following information supplements the information for T. Rowe Price Associates, Inc. found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds beginning on page 91 of the Prospectus:
Oluwaseun Oyegunle
is a portfolio manager of the MassMutual Select T. Rowe Price International Equity Fund. Mr. Oyegunle is a Vice President and Portfolio Manager for T. Rowe Price International. He joined T. Rowe Price International in 2013 and his investment experience dates from 2008. During the past five years, Mr. Oyegunle has served as an investment analyst for T. Rowe Price International and was promoted to portfolio manager in 2020.
Wenli Zheng
is a portfolio manager of the MassMutual Select T. Rowe Price International Equity Fund. Mr. Zheng is a Vice President and Portfolio Manager for T. Rowe Price Hong Kong. He joined T. Rowe Price Hong Kong in 2008 and his investment experience dates from that time. Mr. Zheng has served as a portfolio manager for T. Rowe Price Hong Kong throughout the past five years.
Effective immediately, the following information replaces similar information for Eric Moffett found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 92 of the Prospectus:

Eric Moffett
is a portfolio manager of the MassMutual Select T. Rowe Price International Equity Fund. Mr. Moffett is a Vice President and Portfolio Manager for T. Rowe Price Singapore. He joined T. Rowe Price in 2007 and his investment experience dates from 2000. Mr. Moffett has served as a portfolio manager for T. Rowe Price throughout the past five years. He is expected to retire from T. Rowe Price Singapore on June 30, 2025.
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SELMPRO-25-09
TRIE-25-03

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Large Cap Blend Fund
Supplement dated April 4, 2025 to the
Prospectus dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective immediately, the following information supplements the information found under the heading Portfolio Manager(s) in the section titled Management (on page 15 of the Prospectus):
William Evan Scheiner is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since April 2025.
Effective immediately, the following information supplements the information for T. Rowe Price Associates, Inc. found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds beginning on page 51 of the Prospectus:
William Evan Scheiner
is a portfolio manager of the MassMutual Select T. Rowe Price Large Cap Blend Fund. Mr. Scheiner is a Vice President and Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 2017 and his investment experience dates from 2018. During the past five years, Mr. Scheiner has served as a portfolio investment analyst for T. Rowe Price and was promoted to a director of portfolio investment analysts in 2023.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
UNDPRO-25-04

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price International Equity Fund
(the “Fund”)
Supplement dated April 4, 2025 to the
Statement of Additional Information dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective July 1, 2025, T. Rowe Price Singapore Private Ltd (“T. Rowe Price Singapore”) will be removed as a sub-subadviser to the Fund. All references to T. Rowe Price Singapore will be removed.
Effective immediately, the following information replaces similar information for the Fund found on page B-262 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the MM Select T. Rowe Price International Equity Fund are Elias Chrysostomou, Richard N. Clattenburg, Colin McQueen, Eric Moffett, Oluwaseun Oyegunle, Ernest C. Yeung, and Wenli Zheng. Mr. Moffett is expected to retire from T. Rowe Price Singapore on June 30, 2025.
Effective immediately, the following information supplements the information for the Fund found on page B-263 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Oluwaseun Oyegunle
Registered investment companies**	1	$91,036,393	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
Wenli Zheng
Registered investment companies**	2	$5,685,058,797	0	$0
Other pooled investment vehicles	6	$1,279,683,742	0	$0
Other accounts	2	$98,822,822	0	$0
* The information provided is as of December 31, 2024.
** Does not include the MM Select T. Rowe Price International Equity Fund.
Ownership of Securities:
As of December 31, 2024, Messrs. Oyegunle and Zheng did not own any shares of the MM Select T. Rowe Price International Equity Fund.
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SELMSAI-25-05

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Large Cap Blend Fund
(the “Fund”)
Supplement dated April 4, 2025 to the
Statement of Additional Information dated February 1, 2025
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information replaces similar information for the Fund found on page B-103 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the MM Select T. Rowe Price Large Cap Blend Fund are Shawn T. Driscoll, Joe Fath, Ryan S. Hedrick, Ann M. Holcomb, Jason Nogueira, Jason Benjamin Polun, William Evan Scheiner, Neil Smith, and James R. Stillwagon. Effective September 30, 2025, Mr. Fath will step down as a portfolio manager of the Fund.
Effective immediately, the following information supplements the information for the Fund found on page B-104 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
William Evan Scheiner
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
* The information provided is as of December 31, 2024.
** Does not include the MM Select T. Rowe Price Large Cap Blend Fund.
Ownership of Securities:
As of December 31, 2024, Mr. Scheiner did not own any shares of the MM Select T. Rowe Price Large Cap Blend Fund.
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UNDSAI-25-02